Quarterly Holdings Report
for
Fidelity® Emerging Markets Equity Central Fund
December 31, 2023
EMQ-NPRT1-0224
1.876938.115
Common Stocks - 94.7%
	Shares	Value ($)
Brazil - 6.9%
Cury Construtora e Incorporado SA	322,800	1,195,482
Cyrela Brazil Realty SA	185,800	921,044
Dexco SA	2,623,228	4,358,006
ENGIE Brasil Energia SA	475,700	4,439,122
Equatorial Energia SA	1,036,528	7,622,031
Hapvida Participacoes e Investimentos SA (a)(b)	6,314,040	5,784,230
Hypera SA	373,780	2,750,872
Localiza Rent a Car SA	1,008,467	13,203,743
Localiza Rent a Car SA rights 2/5/24 (a)	3,618	14,896
LOG Commercial Properties e Participacoes SA	101,400	475,939
Lojas Renner SA	657,700	2,358,600
MercadoLibre, Inc. (a)	3,894	6,119,577
PagSeguro Digital Ltd. (a)	1,166,227	14,542,851
Raia Drogasil SA	2,490,900	15,075,852
Rede D'Oregon Sao Luiz SA (b)	79,800	472,465
Rumo SA	2,261,200	10,683,165
StoneCo Ltd. Class A (a)	635,037	11,449,717
Suzano Papel e Celulose SA	733,700	8,402,448
Transmissora Alianca de Energia Eletrica SA	466,700	3,687,407
Vale SA sponsored ADR	1,404,015	22,267,678
XP, Inc. Class A	921,283	24,017,848
YDUQS Participacoes SA	307,400	1,418,789
TOTAL BRAZIL		161,261,762
Canada - 0.8%
Barrick Gold Corp.	1,076,300	19,470,267
Chile - 1.1%
Antofagasta PLC	610,450	13,068,359
Banco de Chile	113,393,500	13,320,046
TOTAL CHILE		26,388,405
China - 24.3%
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	146,900	3,178,073
Alibaba Group Holding Ltd.	5,466,282	52,654,195
Alibaba Group Holding Ltd. sponsored ADR	6,081	471,338
Angelalign Technology, Inc. (b)(c)	60,139	435,533
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (b)	196,050	2,284,760
Baidu, Inc.:
Class A (a)	211,813	3,153,031
sponsored ADR (a)	14,333	1,706,917
BeiGene Ltd. ADR (a)	21,708	3,915,255
Beijing Enlight Media Co. Ltd. (A Shares)	1,582,799	1,816,913
Bilibili, Inc. ADR (a)(c)	118,535	1,442,571
BYD Co. Ltd. (H Shares)	461,498	12,730,254
C&S Paper Co. Ltd. (A Shares)	2,058,500	2,899,357
China Communications Services Corp. Ltd. (H Shares)	7,754,000	3,217,386
China Construction Bank Corp. (H Shares)	51,789,000	30,806,719
China Gas Holdings Ltd.	3,541,200	3,496,530
China Jushi Co. Ltd. (A Shares)	4,641,304	6,426,054
China Life Insurance Co. Ltd. (H Shares)	9,809,000	12,712,695
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	463,700	622,416
China Overseas Land and Investment Ltd.	1,536,960	2,708,404
China Petroleum & Chemical Corp. (H Shares)	19,824,000	10,383,577
China Resources Beer Holdings Co. Ltd.	1,508,666	6,607,719
China Resources Land Ltd.	1,389,000	4,980,726
China Tower Corp. Ltd. (H Shares) (b)	12,612,908	1,324,529
Daqin Railway Co. Ltd. (A Shares)	9,260,400	9,404,070
ENN Energy Holdings Ltd.	740,200	5,465,968
ESR Group Ltd. (b)	554,600	767,072
Guangdong Investment Ltd.	4,526,000	3,292,269
Haier Smart Home Co. Ltd.	3,432,400	9,695,272
Haier Smart Home Co. Ltd. (A Shares)	211,600	625,872
Haitian International Holdings Ltd.	1,759,000	4,352,165
Hesai Group ADR (c)	111,600	994,356
Innovent Biologics, Inc. (a)(b)	795,092	4,352,972
JD.com, Inc.:
Class A	784,570	11,331,616
sponsored ADR	11,107	320,881
JOYY, Inc. ADR	37,501	1,488,790
Kanzhun Ltd. ADR	133,900	2,224,079
KE Holdings, Inc. ADR	237,700	3,853,117
Kingdee International Software Group Co. Ltd. (a)	414,000	603,358
Kunlun Energy Co. Ltd.	5,524,000	4,980,337
Kweichow Moutai Co. Ltd. (A Shares)	53,300	12,957,429
Lenovo Group Ltd.	7,122,626	9,960,822
Li Auto, Inc.:
ADR (a)	351,776	13,166,976
Class A (a)	54,181	1,015,142
Li Ning Co. Ltd.	1,046,500	2,801,031
Longfor Properties Co. Ltd. (b)	272,034	435,477
Medlive Technology Co. Ltd. (b)	1,279,970	1,390,042
Meituan Class B (a)(b)	1,655,583	17,381,599
NetEase, Inc. ADR	79,537	7,409,667
New Oriental Education & Technology Group, Inc. (a)	117,538	856,810
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	160,686	11,775,070
PDD Holdings, Inc. ADR (a)	371,661	54,377,721
Ping An Insurance Group Co. of China Ltd. (H Shares)	5,046,000	22,844,753
Proya Cosmetics Co. Ltd. (A Shares)	568,988	7,966,000
Shangri-La Asia Ltd. (a)	932,000	639,754
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	156,023	6,386,090
Sinopec Engineering Group Co. Ltd. (H Shares)	5,122,500	2,624,064
Sinopharm Group Co. Ltd. (H Shares)	844,109	2,210,672
Sinotruk Hong Kong Ltd.	1,686,000	3,307,872
Sunny Optical Technology Group Co. Ltd.	560,700	5,087,481
Tencent Holdings Ltd.	2,277,162	85,973,963
Tongdao Liepin Group (a)	703,363	519,742
TravelSky Technology Ltd. (H Shares)	2,337,000	4,040,405
Trip.com Group Ltd. ADR (a)	336,132	12,104,113
Tsingtao Brewery Co. Ltd. (H Shares)	1,155,800	7,756,153
Uni-President China Holdings Ltd.	4,109,400	2,920,813
WuXi AppTec Co. Ltd. (H Shares) (b)	333,187	3,390,114
Wuxi Biologics (Cayman), Inc. (a)(b)	1,867,412	7,078,875
WuXi XDC Cayman, Inc.	252,255	1,033,766
Xinyi Solar Holdings Ltd.	3,330,550	1,944,971
XPeng, Inc. ADR (a)(c)	363,976	5,310,410
Zai Lab Ltd. (a)	1,103,010	2,985,729
Zhongji Innolight Co. Ltd. (A Shares)	101,500	1,614,170
ZTO Express, Inc. sponsored ADR	517,700	11,016,656
TOTAL CHINA		566,011,498
Greece - 0.7%
Alpha Bank SA (a)	5,704,401	9,691,658
Piraeus Financial Holdings SA (a)	1,628,583	5,753,197
TOTAL GREECE		15,444,855
Hong Kong - 0.9%
ASMPT Ltd.	485,600	4,633,054
Gushengtang Holdings Ltd.	6,080	39,243
Huanxi Media Group Ltd. (a)	9,169,702	786,796
Kerry Properties Ltd.	652,000	1,192,362
Prudential PLC	1,255,348	14,163,706
TOTAL HONG KONG		20,815,161
Hungary - 0.1%
Richter Gedeon PLC	122,578	3,091,715
India - 19.5%
Apollo Hospitals Enterprise Ltd.	118,644	8,132,391
Bajaj Auto Ltd.	120,420	9,835,970
Bajaj Finance Ltd.	243,448	21,436,910
Bharat Electronics Ltd.	5,198,700	11,507,201
Bharti Airtel Ltd.	1,824,882	22,635,181
Coal India Ltd.	2,271,700	10,264,178
Divi's Laboratories Ltd.	75,440	3,539,042
Eicher Motors Ltd.	138,608	6,901,460
Embassy Office Parks (REIT)	441,052	1,720,642
HCL Technologies Ltd.	144,600	2,547,518
HDFC Bank Ltd.	2,776,382	56,846,696
HDFC Standard Life Insurance Co. Ltd. (b)	2,091,628	16,254,464
Hero Motocorp Ltd.	136,200	6,775,098
Hindustan Aeronautics Ltd.	410,800	13,841,839
ICICI Bank Ltd.	1,365,600	16,317,910
Indraprastha Gas Ltd.	977,920	4,916,187
Infosys Ltd.	111,060	2,055,682
Infosys Ltd. sponsored ADR	1,516,194	27,867,646
ITC Ltd.	2,642,187	14,671,849
JK Cement Ltd.	322,298	14,671,739
Larsen & Toubro Ltd.	425,751	18,039,451
Ltimindtree Ltd. (b)	60,100	4,546,237
Mahanagar Gas Ltd.	316,001	4,558,647
Mahindra & Mahindra Ltd.	88,500	1,839,179
MakeMyTrip Ltd. (a)	165,250	7,763,445
Mankind Pharma Ltd.	200,582	4,778,488
Maruti Suzuki India Ltd.	17,837	2,208,226
NTPC Ltd.	2,928,711	10,950,442
Persistent Systems Ltd.	44,100	3,915,914
Petronet LNG Ltd.	1,091,668	2,920,778
Power Grid Corp. of India Ltd.	3,362,341	9,583,889
Reliance Industries Ltd.	1,345,797	41,803,923
Shree Cement Ltd.	25,327	8,720,547
Sona Blw Precision Forgings Ltd. (b)	337,146	2,611,117
SRF Ltd.	230,900	6,879,068
Star Health & Allied Insurance Co. Ltd. (a)	1,333,100	8,566,410
Tata Motors Ltd.	432,497	4,053,547
Tata Steel Ltd.	8,274,700	13,881,072
Torrent Pharmaceuticals Ltd.	112,993	3,130,484
Zomato Ltd. (a)	14,121,575	20,991,244
TOTAL INDIA		454,481,711
Indonesia - 2.7%
First Resources Ltd.	5,740,300	6,219,836
PT Bank Central Asia Tbk	36,610,824	22,351,221
PT Bank Rakyat Indonesia (Persero) Tbk	65,486,455	24,349,546
PT Sumber Alfaria Trijaya Tbk	33,018,600	6,283,334
PT Telkom Indonesia Persero Tbk	11,002,100	2,822,546
TOTAL INDONESIA		62,026,483
Korea (South) - 11.2%
AMOREPACIFIC Corp.	82,170	9,201,497
Celltrion, Inc.	20,270	3,154,322
Coway Co. Ltd.	110,070	4,862,305
Delivery Hero AG (a)(b)	84,486	2,325,304
Hyundai Motor Co. Ltd.	18,951	2,978,336
Jeisys Medical, Inc. (a)	105,247	852,634
Kakao Corp.	121,818	5,108,442
Kakao Pay Corp. (a)	48,352	1,840,935
Kia Corp.	253,284	19,560,725
LG Chemical Ltd.	9,560	3,684,136
LG Corp.	105,552	7,002,237
LS Electric Co. Ltd.	39,300	2,221,676
NAVER Corp.	102,121	17,666,083
POSCO	10,721	4,135,690
Samsung Biologics Co. Ltd. (a)(b)	14,516	8,519,964
Samsung Electronics Co. Ltd.	1,918,723	116,321,267
Samsung SDI Co. Ltd.	27,829	10,144,176
Samsung SDS Co. Ltd.	5,944	780,378
SK Hynix, Inc.	374,056	40,876,175
TOTAL KOREA (SOUTH)		261,236,282
Mauritius - 0.0%
Jumo World Holding Ltd. (d)(e)	161,297	267,753
Jumo World Ltd. (a)(e)	161	0
TOTAL MAURITIUS		267,753
Mexico - 2.4%
CEMEX S.A.B. de CV sponsored ADR (a)	1,245,400	9,651,850
Corporacion Inmobiliaria Vesta S.A.B. de CV	769,600	3,056,011
Fibra Uno Administracion SA de CV	1,077,800	1,940,307
Grupo Financiero Banorte S.A.B. de CV Series O	2,970,532	29,871,506
Wal-Mart de Mexico SA de CV Series V	2,993,800	12,618,000
TOTAL MEXICO		57,137,674
Netherlands - 0.1%
CTP BV (b)	90,385	1,524,646
Panama - 0.4%
Copa Holdings SA Class A	96,270	10,234,464
Peru - 0.5%
Credicorp Ltd. (United States)	76,909	11,530,966
Philippines - 0.4%
Ayala Land, Inc.	6,376,700	3,965,438
SM Investments Corp.	242,000	3,809,235
SM Prime Holdings, Inc.	2,124,500	1,261,707
TOTAL PHILIPPINES		9,036,380
Poland - 0.4%
CD Projekt RED SA (c)	121,483	3,550,555
Dino Polska SA (a)(b)	47,900	5,608,369
TOTAL POLAND		9,158,924
Romania - 0.1%
Societatea de Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	46,500	1,320,935
Russia - 0.7%
Fix Price Group Ltd. GDR (Reg. S) (a)(e)	365,722	135,072
Gazprom OAO sponsored ADR (Reg. S) (a)(e)	782,800	178,823
LSR Group OJSC (a)(e)	6,300	6,607
LUKOIL PJSC sponsored ADR (a)(e)	176,600	49,958
Novatek PJSC GDR (Reg. S) (a)(e)	46,200	2,402,400
Sberbank of Russia (a)(e)	794,750	5,094
Sberbank of Russia sponsored ADR (a)(e)	1,468,992	26,148
Severstal PAO GDR (Reg. S) (a)(e)	433,400	10,233
TCS Group Holding PLC GDR (a)(e)	181,174	3,043,723
X5 Retail Group NV GDR (Reg. S) (a)(e)	331,600	4,265,702
Yandex NV Series A (a)(e)	471,648	6,037,094
TOTAL RUSSIA		16,160,854
Saudi Arabia - 3.5%
Al Rajhi Bank	914,415	21,214,428
Alinma Bank	1,454,700	15,031,900
Bupa Arabia for Cooperative Insurance Co.	221,850	12,612,912
Saudi Arabian Oil Co. (b)	775,000	6,830,333
The Saudi National Bank	2,515,993	25,965,048
TOTAL SAUDI ARABIA		81,654,621
Singapore - 0.9%
Sea Ltd. ADR (a)	531,710	21,534,255
South Africa - 3.0%
Capitec Bank Holdings Ltd.	181,099	20,206,169
Discovery Ltd.	1,537,900	12,019,169
Impala Platinum Holdings Ltd.	1,869,600	9,284,391
Naspers Ltd. Class N	88,787	15,197,675
Pick 'n Pay Stores Ltd.	2,331,408	2,950,969
Shoprite Holdings Ltd.	717,441	10,763,060
TOTAL SOUTH AFRICA		70,421,433
Taiwan - 11.7%
Accton Technology Corp.	129,000	2,197,980
Alchip Technologies Ltd.	136,000	14,510,507
ASE Technology Holding Co. Ltd.	435,000	1,905,994
BizLink Holding, Inc.	505,390	4,396,127
Chailease Holding Co. Ltd.	3,203,658	20,143,541
Chroma ATE, Inc.	441,000	3,060,205
Delta Electronics, Inc.	125,000	1,276,674
eMemory Technology, Inc.	87,156	6,956,579
Formosa Plastics Corp.	2,942,000	7,591,021
Global Unichip Corp.	62,868	3,563,783
Hon Hai Precision Industry Co. Ltd. (Foxconn)	278,000	946,441
Inventec Corp.	1,878,000	3,230,441
King Yuan Electronics Co. Ltd.	1,873,000	5,180,573
Taiwan Semiconductor Manufacturing Co. Ltd.	9,493,619	181,980,720
Uni-President Enterprises Corp.	4,036,000	9,795,797
Unimicron Technology Corp.	428,559	2,457,286
Wiwynn Corp.	25,000	1,486,398
Yageo Corp.	58,000	1,128,066
TOTAL TAIWAN		271,808,133
Tanzania - 0.0%
Helios Towers PLC (a)	906,200	1,028,028
Thailand - 0.6%
Carabao Group PCL (For. Reg.)	1,373,900	3,316,657
Land & House PCL (For. Reg.)	5,415,700	1,291,528
PTT Global Chemical PCL (For. Reg.)	7,628,200	8,593,583
Supalai PCL (For. Reg.)	1,411,000	767,947
TOTAL THAILAND		13,969,715
United Arab Emirates - 0.1%
Emaar Properties PJSC	997,000	2,149,953
United States of America - 1.7%
FirstCash Holdings, Inc.	126,472	13,708,300
Globant SA (a)	10,800	2,570,184
Legend Biotech Corp. ADR (a)	47,286	2,845,199
Parade Technologies Ltd.	115,000	4,495,846
Tenaris SA sponsored ADR	173,200	6,020,432
Titan Cement International Trading SA	425,630	9,984,828
TOTAL UNITED STATES OF AMERICA		39,624,789
TOTAL COMMON STOCKS (Cost $1,941,667,554)		2,208,791,662

Preferred Stocks - 3.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.4%
China - 0.3%
ByteDance Ltd. Series E1 (a)(d)(e)	30,246	6,688,298
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	52,588	311,321
		6,999,619
India - 0.1%
Meesho Series F (a)(d)(e)	33,863	1,722,949
TOTAL CONVERTIBLE PREFERRED STOCKS		8,722,568
Nonconvertible Preferred Stocks - 2.7%
Brazil - 1.9%
Companhia de Transmissao de Energia Eletrica Paulista (PN)	620,800	3,386,693
Metalurgica Gerdau SA (PN)	4,773,300	10,671,533
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	1,012,400	15,469,472
sponsored ADR	854,800	13,651,156
		43,178,854
Korea (South) - 0.8%
Hyundai Motor Co. Ltd. Series 2	88,640	7,817,593
Samsung Electronics Co. Ltd.	237,058	11,405,645
		19,223,238
United States of America - 0.0%
Gupshup, Inc. (a)(d)(e)	44,950	575,360
TOTAL NONCONVERTIBLE PREFERRED STOCKS		62,977,452
TOTAL PREFERRED STOCKS (Cost $51,525,788)		71,700,020

Corporate Bonds - 0.1%
	Principal Amount (f)	Value ($)
Convertible Bonds - 0.1%
Brazil - 0.1%
Creditas Financial Solutions Ltd. 5% 7/28/27 (d)(e)	2,066,600	2,197,209
Nonconvertible Bonds - 0.0%
China - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (d)(e)	601,592	600,870
TOTAL CORPORATE BONDS (Cost $2,668,192)		2,798,079

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (g)	47,567,365	47,576,879
Fidelity Securities Lending Cash Central Fund 5.40% (g)(h)	11,787,994	11,789,173
TOTAL MONEY MARKET FUNDS (Cost $59,365,668)		59,366,052

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $2,055,227,202)	2,342,655,813
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(10,790,050)
NET ASSETS - 100.0%	2,331,865,763

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,318,102 or 4.0% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,363,760 or 0.5% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	601,592

ByteDance Ltd. Series E1	11/18/20	3,314,181

Creditas Financial Solutions Ltd. 5% 7/28/27	1/28/22 - 7/28/23	2,066,600

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	746,915

Gupshup, Inc.	6/08/21	1,027,791

Jumo World Holding Ltd.	9/06/23	161,297

Meesho Series F	9/21/21	2,596,355

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	22,507,677	141,611,341	116,542,139	415,043	-	-	47,576,879	0.1%
Fidelity Securities Lending Cash Central Fund 5.40%	10,701,650	44,401,771	43,314,248	84,533	-	-	11,789,173	0.0%
Total	33,209,327	186,013,112	159,856,387	499,576	-	-	59,366,052

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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